Related Party Transactions and Balances (Details) - Schedule of related parties	12 Months Ended
Sep. 30, 2022
Jianbo Zhang [Member]
Related Party Transaction [Line Items]
Name of related parties	Founder and ultimate controlling shareholder, CEO